Expense Example - UBS U.S. Allocation Fund	Dec. 22, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 649
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	1,740
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	$ 954